Interest Bearing Loans And Borrowings - Summary of Interest-bearing Loans and Borrowings (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Detailed Interest Bearing Loans And Borrowing [Abstract]
Nordic Bonds	$ 173,353	$ 182,783
Total non-current interest-bearing loans and borrowings	173,353	182,783
Convertible Notes	336,364	333,145	$ 324,395
Nordic Bonds	3,647	4,276
Liabilities to credit institutions	4,401	2,845
Total current interest-bearing loans and borrowings	344,412	340,266
Total	$ 517,765	$ 523,049